Other Balance Sheet Details - Other Current Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred offering costs		$ 2,606,000	$ 0
Non-trade receivables		872,000	830,000
Prepaid software expense		482,000	436,000
Restricted cash, current		364,000	304,000	$ 0
Prepaid rent		30,000	67,000
Other prepaid expenses		978,000	1,201,000
Total	$ 3,168,000	$ 5,332,000	$ 2,838,000